Related party transactions - Analysis of Related Party Payable Balances (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Related Party Transaction [Line Items]
Long-term debt due to related parties	$ 232		$ 232		$ 222
Amounts due to related parties - current	12		12		39
Total related party liabilities	244		$ 244		$ 261
Ship Finance subsidiaries | Related party loans payable
Related Party Transaction [Line Items]
Interest rate on related party payable			4.50%
Interest expense on related party payable	$ 3		$ 7
Ship Finance subsidiaries | Predecessor | Related party loans payable
Related Party Transaction [Line Items]
Interest expense on related party payable		$ 3		$ 7